Employee Benefit Plans - Rollforward of Plan Investment Assets Including Change in Fair Value Classified in Level 3 of Valuation Hierarchy (Detail) - Foreign pension benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Change in fair value of plan assets
Fair value at beginning of period	$ 1,014	$ 997
Total gains or (losses) included in earnings (or changes in net assets)	162	40
Fair value at end of period	1,090	1,014
Fair Value, Measurements, Recurring
Change in fair value of plan assets
Fair value at beginning of period	936
Fair value at end of period	1,090	936
Fair Value, Measurements, Recurring | Level 3
Change in fair value of plan assets
Fair value at beginning of period	19
Fair value at end of period	17	19
Fair Value, Measurements, Recurring | Level 3 | Corporate Debt Obligations
Change in fair value of plan assets
Fair value at beginning of period	19	20
Total gains or (losses) included in earnings (or changes in net assets)	(2)	(1)
Fair value at end of period	17	19
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$ (2)	$ (1)